Securian Financial Group, Inc.
400 Robert Street North
St. Paul, MN  55101-2098
www.securian.com
651.665.3500

                                                     [LOGO]
                                                   SECURIAN

October 21, 2009

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549

RE:		Minnesota Life Variable Life Account
		File Numbers 811-4585 and 333-109853


Dear Ladies and Gentlemen:

On behalf of Minnesota Life Variable Life Account (the Registrant), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the Prospectus and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Registrant's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on October 19, 2009.

Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 665-4593.

Sincerely,

/s/Timothy E. Wuestenhagen

Timothy E. Wuestenhagen
Senior Counsel

TEW:tmy



Securian Financial Group provides financial security for individuals and businesses through its subsidiaries including Minnesota Life Insurance Company, Advantus Capital Management, Securian Financial Services and Securian Trust Company.
F62483 2-2005